Note 7 - Due to Related Parties (Details Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Related Party Transactions [Abstract]
Accretion Expense	$ 66,560	$ 219,497	$ 79,245
Coupon interest on the Debentures	$ 172,977	$ 162,530	$ 180,370